PROMISSORY NOTES PAYABLE	12 Months Ended
Jun. 30, 2022
PROMISSORY NOTES PAYABLE
PROMISSORY NOTES PAYABLE

18. PROMISSORY NOTES PAYABLE

Promissory Note A - February 1, 2019

On February 1, 2019, the Company issued an unsecured promissory note (the “Promissory Note A”) in the principal amount of $196,425 (US $150,000). The Promissory Note A matured on May 1, 2019 and bears interest at a rate of 10% per annum, accrued monthly and due at maturity. In connection with the Promissory Note A, the Company also issued warrants for the purchase of 150,000 common shares of the Company exercisable until January 31, 2020 at a price of $1.00 per share.

The Promissory Note A was determined to be a compound instrument, comprising a liability and warrants. The initial carrying amount of the financial liability was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no warrants. Using the residual method, the carrying amount of the warrants issued is the difference between the principal amount and the initial fair value of the financial liability. The fair value of the liability was determined to be $192,142 (US $146,729). The residual value of $4,283 (US $3,271) was allocated to warrants. The carrying value of the Promissory Note A, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note A, such that the carrying amount of the financial liability will equal the principal balance at maturity.

The Company repaid Promissory Note A and accrued interest during the years ended June 30, 2022 and 2021

As at June 30, 2022, $nil was outstanding under Promissory Note A (2021 - $44,732). Interest expense of $317 (June 30, 2021 - $7,149) was recorded for the year ended June 30, 2022.

Promissory Note B - June 19, 2019

On June 19, 2019, the Company issued secured promissory notes (the “Promissory Note B”) in the aggregate principal amount of $654,350 (US $500,000). The Promissory Note B matured on December 18, 2019 and bears interest at a rate of 15% per annum, accrued monthly and due at maturity. The Promissory Note B is secured by a general security interest over all the assets of Cordova OR Holdings, LLC, a wholly owned subsidiary of the Company and parent to OR Operations. In connection with the Promissory Note B, the Company issued warrants for the purchase of 200,000 common shares of the Company exercisable until June 18, 2021 at a price of $1.00 per share.

The Promissory Note B was determined to be a compound instrument, comprising of a liability and warrants. The initial carrying amount of the financial liability was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no warrants. Using the residual method, the carrying amount of the warrants issued is the difference between the principal amount and the initial fair value of the financial liability.

The fair value of the liability was determined to be $652,675 (US $489,152). The residual value of $14,367 (US $10,848) was allocated to warrants. The carrying value of the Promissory Note B, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note B, such that the carrying amount of the financial liability will equal the principal balance at maturity.

On December 16, 2019, the Company extended the maturity date of the Promissory Note B to March 19, 2020 (the “Extension”) in exchange for a one-time fee in the amount $13,142 (US $10,000), due at maturity and the issuance of additional warrants for the purchase of 200,000 common shares of the Company exercisable until June 18, 2021 at a price of $0.30 per share.

On the date of the Extension, the fair value of the liability was determined to be $696,151 (US $530,643). The residual value of $8,995 (US $6,857) was allocated to warrants. The carrying value of Promissory Note B, as a result of the Extension, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note B, such that the carrying amount of the financial liability will equal the principal balance at maturity.

On March 16, 2020, the Company extended the maturity date of the Promissory Note B to June 19, 2020 in exchange for a fee in the amount $13,142 (US $10,000), due at maturity. On June 15, 2020, the Company extended the maturity date of the Promissory Note B to December 19, 2020 in exchange for a fee in the amount $40,472 (US $29,750), due at maturity.

On December 15, 2020, the Company extended the maturity date of the Promissory Note B to December 15, 2021 (the “Second Extension”) in exchange for a one-time fee in the amount $54,113 (US $42,200), the issuance of “Warrants - #A” for the purchase of 200,000 common shares of the Company exercisable until December 31, 2022 at a price of $0.32 per share, and the issuance of “Warrants - #B” for the purchase of 200,000 common shares of the Company exercisable until December 31, 2022 at a price of $0.50 per share.

On the date of the Second Extension, the fair value of the liability was determined to be $655,272 (US $515,070). The residual value of $15,823 (US $12,437) was allocated to warrants. The carrying value of Promissory Note B, as a result of the Extension, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note B, such that the carrying amount of the financial liability will equal the principal balance at maturity.

The Company repaid Promissory Note B during the year ended June 30, 2022.

As at June 30, 2022, the value of the Promissory Note B amounted to $nil (June 30, 2021 - $477,672). Accretion expense of $nil (June 30, 2021 - $11,536; June 30, 2020 - $22,671) and interest expense of $nil (June 30, 2021 - $179,720; June 30, 2020 - $131,893) was recorded for the year ended June 30, 2022.

Promissory Note C - April 8, 2020

On April 28, 2020, the Company issued a promissory note (the “Promissory Note C-1”) in the principal amount of $527,967 . The Promissory Note C-1 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $381,093 for the Promissory Note C-1 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

On June 8, 2020, the Company issued a promissory note (the “Promissory Note C-2”) in the principal amount of $225,000 . The Promissory Note C-2 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $160,603 for the Promissory Note C-2 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

On June 8, 2020, the Company issued a promissory note (the “Promissory Note C-3”) in the principal amount of $196,832. The Promissory Note C-3 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $142,075 for the Promissory Note C-3 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

As at June 30, 2022, the value of these promissory notes amounted to $345,442 (June 30, 2021 - $491,175). Interest and accretion in the amount of $61,319 and $20,971, respectively (June 30, 2021 - $95,832 and $35,007, respectively; June 30, 2020 - $60,597 and $7,970, respectively).

Demand Notes - Year Ended June 30, 2022

During the year ended June 30, 2022, the Company issued short-term promissory notes (the “Demand Notes”) to certain arm’s-length parties. The aggregate amount of Demand Notes issued during the year ended June 30, 2022 amounted to $902,020 (US $700,000). $515,440 (US $400,000) was repaid in cash while the remaining $390,000 (US $300,000) (Note 20 (e) was settled into convertible debentures. The total interest and administrative fees charged in relation to these Demand Notes during the year ended June 30, 2022 amounted to $133,283 (US $100,000) (2021 - $nil).